Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 47,837	$ 29,440	$ 11,973
Accumulated depreciation and amortization	(6,806)	(3,054)	(1,164)
Total	41,031	26,386	10,809
Machinery & equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	37,695	25,214	10,600
Furniture & fixtures
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	930	812	397
Property and leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	6,556	2,838	720
Construction in progress
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 2,656	$ 576	$ 256